Investment Objectives and Goals	Dec. 01, 2025
Roundhill APP WeeklyPay™ ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill APP WeeklyPay™ ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to pay weekly distributions.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide calendar week returns, before fees and expenses, that correspond to 1.2 times (120%) the calendar week total return of common shares of AppLovin Corporation (Nasdaq: APP) (“APP”). The Fund does not seek to and will not achieve its secondary investment objective for a period of time other than a calendar week.
Roundhill ORCL WeeklyPay™ ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill ORCL WeeklyPay™ ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to pay weekly distributions.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide calendar week returns, before fees and expenses, that correspond to 1.2 times (120%) the calendar week total return of common shares of Oracle Corporation (NYSE: ORCL) (“ORCL”). The Fund does not seek to and will not achieve its secondary investment objective for a period of time other than a calendar week.
Roundhill UNH WeeklyPay™ ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill UNH WeeklyPay™ ETF
Objective [Heading]	Investment Objective The Fund’s primary investment objective is to pay weekly distributions. The Fund’s secondary investment objective is to provide calendar week returns, before fees and expenses, that correspond to 1.2 times (120%) the calendar week total return of common shares of UnitedHealth Group Incorporated (NYSE: UNH) (“UNH”). The Fund does not seek to and will not achieve its secondary investment objective for a period of time other than a calendar week.
Objective, Primary [Text Block]	The Fund’s primary investment objective is to pay weekly distributions.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide calendar week returns, before fees and expenses, that correspond to 1.2 times (120%) the calendar week total return of common shares of UnitedHealth Group Incorporated (NYSE: UNH) (“UNH”). The Fund does not seek to and will not achieve its secondary investment objective for a period of time other than a calendar week.
Roundhill WMT WeeklyPay™ ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill WMT WeeklyPay™ ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to pay weekly distributions.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide calendar week returns, before fees and expenses, that correspond to 1.2 times (120%) the calendar week total return of common shares of Walmart Inc. (NYSE: WMT) (“WMT”). The Fund does not seek to and will not achieve its secondary investment objective for a period of time other than a calendar week.